Restructuring Charges	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Restructuring Charges
(19)	Restructuring Charges

Certain losses incurred in the reorganization of the Company's operations are considered restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Special and one-time termination benefits	5,653	24,191	21,517
Loss on fixed assets	104	963	1,410

	5,757	25,154	22,927

The Company and certain subsidiaries provided special termination benefits to those employees voluntarily leaving the companies, and certain subsidiaries provided one-time termination benefits due to the subsidiaries' liquidations. The accrued special termination benefits were recognized at the time voluntary termination was offered and benefits were accepted by the employees. The accrued one-time termination benefits were recognized at the time the subsidiaries communicated the plan to their employees. An analysis of the accrued special and one-time termination benefits for the years ended March 31, 2011, 2010 and 2009 is as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of the year	8,170	7,543	8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)

Balance at end of the year	3,358	8,170	7,543

The restructuring charges for the year ended March 31, 2011 mainly consist of special termination benefits for the early-terminated employees of subsidiaries for the purpose of reducing costs and improving profitability in the Components & Devices segment.

The following represents the significant restructuring activities for the year ended March 31, 2010 by reportable segment:

1.	The Automotive Systems segment restructured in order to reorganize the automotive products business, which encountered severe deterioration in the market. The accrued special termination benefits expensed and paid during the year ended March 31, 2010 amounted to ¥7,731 million. Total restructuring charges during the year ended March 31, 2010 consisted only of special termination benefits.
2.	The High Functional Materials & Components segment restructured in order to reorganize its high-grade metal products and materials business to reduce costs and improve profitability. The accrued special termination benefits expensed during the year ended March 31, 2010 amounted to ¥4,010 million. The liabilities for special termination benefits amounting to ¥787 million as of March 31, 2010 were paid by March 31, 2011. Total restructuring charges during the year ended March 31, 2010 amounted to ¥4,426 million.

3.	The Components & Devices segment restructured in order to reorganize the liquid crystal display business, which included several subsidiaries' liquidations. The accrued special and one-time termination benefits expensed during the year ended March 31, 2010 amounted to ¥4,144 million. The liabilities for special and one-time termination benefits amounting to ¥3,054 million as of March 31, 2010 were paid by March 31, 2011. Total restructuring charges during the year ended March 31, 2010 amounted to ¥4,182 million.

The following represents the significant restructuring activities for the year ended March 31, 2009 by reportable segment:

1.	The Automotive Systems segment restructured in order to reorganize the automotive products business, which encountered severe deterioration in the market. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥5,717 million. The liabilities for special termination benefits amounting to ¥3,164 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 consisted only of special termination benefits.

2.	The High Functional Materials & Components segment restructured in order to reorganize its high-grade metal products and materials business to reduce costs and improve profitability. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥4,069 million. The liabilities for special termination benefits amounting to ¥1,050 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 amounted to ¥4,252 million.

3.	The Components & Devices segment restructured mainly in order to strengthen its storage business on a global basis. The accrued special termination benefits expensed during the year ended March 31, 2009 amounted to ¥2,230 million. The liabilities for special termination benefits amounting to ¥937 million as of March 31, 2009 were paid by March 31, 2010. Total restructuring charges during the year ended March 31, 2009 amounted to ¥3,286 million.